Condensed Consolidated Statements of Changes In Shareholders' Deficit Equity - USD ($) $ in Thousands	Total	Redeemable Convertible Senior Preferred Stock [Member]	Redeemable Convertible Prime Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member]	Founders Convertible Preferred Stock [Member]	Series C One Redeemable Convertible Preferred Stock [Member] Acquistion [Member]	Series D One Redeemable Convertible Preferred Stock [Member] Acquistion [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Preferred Stock [Member] Founders Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]
Beginning balance at Dec. 31, 2018	$ (316,492)			$ 522,357							$ 53,590	$ (87)	$ (369,995)
Beginning balance (in shares) at Dec. 31, 2018				112,844,442	4,540,177					16,375,119
Net loss	(387,482)												(387,482)
Issuance of Common Stock to Board of Directors (in shares)										7,165,743
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises	1,219										1,219
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises (in shares)										2,393,579
Vesting of Common Stock shares										8,876,208
Stock-based compensation	30,738										30,738
Issuance of Series D Redeemable Convertible Preferred Stock, net of issuance costs				$ 211,433
Issuance of Series D Redeemable Convertible Preferred Stock, net of issuance costs (in shares)				16,382,726
Foreign currency translation adjustment	(583)											(583)
Issuance of Redeemable Convertible Senior Preferred Stock, net of derivatives and issuance costs, and conversion of Common Stock to Redeemable Convertible Prime Preferred Stock						$ 60,510	$ 8,271
Issuance of Redeemable Convertible Senior Preferred Stock, net of derivatives and issuance costs, and conversion of Common Stock to Redeemable Convertible Prime Preferred Stock (in shares)						5,156,517	640,261
Ending balance at Dec. 31, 2019	(672,600)			$ 802,571				$ 802,571			85,547	(670)	(757,477)
Ending balance (in shares) at Dec. 31, 2019				135,023,946	4,540,177					34,810,649
Beginning balance (in shares) at Dec. 31, 2019								135,023,946	4,540,177	34,810,649
Net loss	(70,210)												(70,210)
Issuance of Common Stock to Board of Directors (in shares)										4,777,162
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises	183										183
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises (in shares)										2,966,818
Vesting of Common Stock shares										2,219,052
Stock-based compensation	2,375										2,375
Issuance of Series D Redeemable Convertible Preferred Stock, net of issuance costs								$ 51,711
Issuance of Series D Redeemable Convertible Preferred Stock, net of issuance costs (in shares)								4,006,516
Issuance of Series D and D-2 Redeemable Convertible Preferred Stock for acquisition of CIRC								$ 190,000
Issuance of Series D and D-2 Redeemable Convertible Preferred Stock for acquisition of CIRC (in shares)								14,708,499
Foreign currency translation adjustment	(418)											(418)
Ending balance at Mar. 31, 2020	(740,670)							$ 1,044,282			88,105	(1,088)	(827,687)
Ending balance (in shares) at Mar. 31, 2020								153,738,961	4,540,177	44,773,681
Beginning balance at Dec. 31, 2019	(672,600)			$ 802,571				$ 802,571			85,547	(670)	(757,477)
Beginning balance (in shares) at Dec. 31, 2019								135,023,946	4,540,177	34,810,649
Ending balance at Sep. 30, 2020	(823,107)			$ 1,044,282							90,997	7,467	(921,571)
Ending balance (in shares) at Sep. 30, 2020				153,738,961	4,540,177					50,218,319
Beginning balance at Dec. 31, 2019	(672,600)			$ 802,571				$ 802,571			85,547	(670)	(757,477)
Beginning balance (in shares) at Dec. 31, 2019								135,023,946	4,540,177	34,810,649
Net loss	(208,230)												(208,230)
Issuance of Common Stock to Board of Directors (in shares)										4,777,162
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises	933										933
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises (in shares)										5,781,604
Vesting of Common Stock shares										8,876,208
Stock-based compensation	6,174										6,174
Issuance of Series D Redeemable Convertible Preferred Stock, net of issuance costs				$ 51,711
Issuance of Series D Redeemable Convertible Preferred Stock, net of issuance costs (in shares)				4,006,516
Issuance of Series D and D-2 Redeemable Convertible Preferred Stock for acquisition of CIRC				$ 190,000
Issuance of Series D and D-2 Redeemable Convertible Preferred Stock for acquisition of CIRC (in shares)				14,708,499
Foreign currency translation adjustment	13,675											13,675
Ending balance at Dec. 31, 2020	(860,048)			$ 1,044,282							92,654	13,005	(965,707)
Ending balance (in shares) at Dec. 31, 2020				153,738,961	4,540,177					54,245,623
Beginning balance at Mar. 31, 2020	(740,670)							$ 1,044,282			88,105	(1,088)	(827,687)
Net loss	(50,089)												(50,089)
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises	84										84
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises (in shares)										530,923
Vesting of Common Stock shares										2,219,052
Stock-based compensation	1,171										1,171
Foreign currency translation adjustment	3,860											3,860
Ending balance at Jun. 30, 2020	(785,644)			$ 1,044,282							89,360	2,772	(877,776)
Ending balance (in shares) at Jun. 30, 2020				153,738,961	4,540,177					47,523,656
Net loss	(43,795)												(43,795)
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises	429										429
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises (in shares)										475,611
Vesting of Common Stock shares										2,219,052
Stock-based compensation	1,208										1,208
Foreign currency translation adjustment	4,695											4,695
Ending balance at Sep. 30, 2020	(823,107)			$ 1,044,282							90,997	7,467	(921,571)
Ending balance (in shares) at Sep. 30, 2020				153,738,961	4,540,177					50,218,319
Beginning balance at Dec. 31, 2020	(860,048)			$ 1,044,282							92,654	13,005	(965,707)
Beginning balance (in shares) at Dec. 31, 2020				153,738,961	4,540,177					54,245,623
Net loss	(76,200)												(76,200)
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises	435										435
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises (in shares)										1,810,750
Vesting of Common Stock shares										2,219,052
Stock-based compensation	1,485										1,485
Foreign currency translation adjustment	(2,325)											(2,325)
Issuance of Common Stock through conversion of Redeemable Convertible Preferred Stock to Common Stock	1,044,282			$ (1,044,282)							1,044,282
Issuance of Common Stock through conversion of Redeemable Convertible Preferred Stock to Common Stock (in shares)				(153,738,961)						153,738,961
Issuance of Redeemable Convertible Senior Preferred Stock, net of derivatives and issuance costs, and conversion of Common Stock to Redeemable Convertible Prime Preferred Stock	(1,030,367)	$ 78,540	$ 1,030,367								(1,030,367)
Issuance of Redeemable Convertible Senior Preferred Stock, net of derivatives and issuance costs, and conversion of Common Stock to Redeemable Convertible Prime Preferred Stock (in shares)		22,549,051	149,392,794							(149,392,794)
Exchanged Common Stock	(13,915)		$ 13,915								(13,915)
Exchanged Common Stock (in shares)			4,346,167							(4,346,167)
Paid-in kind dividends	(2,030)	$ 2,030									(2,030)
Ending balance at Mar. 31, 2021	(938,683)	$ 80,570	$ 1,044,282								92,544	10,680	(1,041,907)
Ending balance (in shares) at Mar. 31, 2021		22,549,051	153,738,961		4,540,177					58,275,425
Beginning balance at Dec. 31, 2020	(860,048)			$ 1,044,282							92,654	13,005	(965,707)
Beginning balance (in shares) at Dec. 31, 2020				153,738,961	4,540,177					54,245,623
Ending balance at Sep. 30, 2021	(1,028,577)	$ 132,407	$ 1,044,282								84,114	9,770	(1,122,461)
Ending balance (in shares) at Sep. 30, 2021		29,234,172	153,738,961		4,540,177					62,947,411
Beginning balance at Mar. 31, 2021	(938,683)	$ 80,570	$ 1,044,282								92,544	10,680	(1,041,907)
Net loss	(43,686)												(43,686)
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises	18										18
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises (in shares)										1,503,285
Vesting of Common Stock shares										2,219,052
Stock-based compensation	1,283										1,283
Foreign currency translation adjustment	735											735
Issuance of Redeemable Convertible Senior Preferred Stock, net of derivatives and issuance costs, and conversion of Common Stock to Redeemable Convertible Prime Preferred Stock	(350)	$ 40,569	$ 350								(350)
Issuance of Redeemable Convertible Senior Preferred Stock, net of derivatives and issuance costs, and conversion of Common Stock to Redeemable Convertible Prime Preferred Stock (in shares)		6,685,121	52,750							(52,750)
Exchanged Common Stock	350		$ (350)								350
Exchanged Common Stock (in shares)			(52,750)							52,750
Paid-in kind dividends	(6,328)	$ 6,328									(6,328)
Ending balance at Jun. 30, 2021	(986,661)	$ 127,467	$ 1,044,282								87,517	11,415	(1,085,593)
Ending balance (in shares) at Jun. 30, 2021		29,234,172	153,738,961		4,540,177					61,997,762
Net loss	(36,868)												(36,868)
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises	9										9
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises (in shares)										839,972
Vesting of Common Stock shares										109,677
Stock-based compensation	1,528										1,528
Foreign currency translation adjustment	(1,645)											(1,645)
Paid-in kind dividends	(4,940)	$ 4,940									(4,940)
Ending balance at Sep. 30, 2021	$ (1,028,577)	$ 132,407	$ 1,044,282								$ 84,114	$ 9,770	$ (1,122,461)
Ending balance (in shares) at Sep. 30, 2021		29,234,172	153,738,961		4,540,177					62,947,411